INCOME TAXES (Schedule of income tax paid in cash) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Line Items]
Total	$ 2,500,000	$ 1,500,000
Federal [Member]
Income Tax Disclosure [Line Items]
Total	2,500,000	1,500,000
Oregon [Member]
Income Tax Disclosure [Line Items]
Total	0	0
Canada [Member]
Income Tax Disclosure [Line Items]
Total	$ 0	$ 0